Contingent Consideration Payable (Tables)	9 Months Ended
Sep. 30, 2025
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2024	$8,395
Payments made during the period	(7,319)
Additions in the period	1,694
Fair value loss and other	(1,331)
Balance as of September 30, 2025	$1,439
Current	$767
Non-current	$672